FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        February 28, 1996





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:   File Room



Re:          Fidelity Investment Trust (the trust):

             Fidelity Short-Term World Bond Fund

             Fidelity Global Bond Fund

             Fidelity New Markets Income Fund (the funds)

             File Nos. 2-90649 and 811-4008

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds does not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,








                        /s/Arthur S. Loring
                           Secretary